UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2003
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           21 Milk Street - 3rd Floor
                   Boston, MA 02109-5408
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         November 12, 2003
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        107
Form 13F Information Table Value Total:        $172,137


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
John Hancock Patriot Premium D PRD              41013Q101      182    19701 SH       SOLE                    19701
ALLTEL Corporation             COM              020039103      700    15100 SH       SOLE                    15100
Abbott Laboratories            COM              002824100     1491    35041 SH       SOLE                    35041
Adaptec Inc.                   COM              00651F108       78    10258 SH       SOLE                    10258
American Express Company       COM              025816109     4093    90837 SH       SOLE                    90837
American International Group,  COM              026874107     5906   102360 SH       SOLE                   102360
American Power Conversion Corp COM              029066107      247    14300 SH       SOLE                    14300
Anheuser-Busch Cos.            COM              035229103      276     5600 SH       SOLE                     5600
Apache Corporation             COM              037411105     1278    18435 SH       SOLE                    18435
Archstone Smith Trust SBI      COM              039583109      739    27995 SH       SOLE                    27995
BP plc ADR                     COM              055622104     2290    54394 SH       SOLE                    54394
Bank One Corp.                 COM              06423A103      565    14630 SH       SOLE                    14630
Bank of New York               COM              064057102      562    19300 SH       SOLE                    19300
BankAmerica Corp.              COM              060505104      818    10486 SH       SOLE                    10486
Bellsouth Corp.                COM              079860102      231     9760 SH       SOLE                     9760
Berkshire Hathaway, Inc. Cl. A COM              084670108    10125      135 SH       SOLE                      135
Berkshire Hathaway, Inc. Cl. B COM              084670207     8986     3600 SH       SOLE                     3600
Bristol-Myers Squibb Co.       COM              110122108      498    19424 SH       SOLE                    19424
Buckeye Partners, L.P.         COM              118230101     1540    38500 SH       SOLE                    38500
Cardinal Health, Inc.          COM              14149Y108      747    12798 SH       SOLE                    12798
Catellus Development Corp.     COM              149111106     1735    70974 SH       SOLE                    70974
Caterpillar, Inc.              COM              149123101      207     3000 SH       SOLE                     3000
Cedar Fair Limited Partnership COM              150185106     6034   215484 SH       SOLE                   215484
Certegy Inc.                   COM              156880106      686    21378 SH       SOLE                    21378
ChevronTexaco Corp.            COM              166764100      998    13966 SH       SOLE                    13966
ChoicePoint Inc.               COM              170388102      311     9285 SH       SOLE                     9285
Citigroup Inc.                 COM              172967101     3606    79240 SH       SOLE                    79240
Citizens Communications Compan COM              17453B101      142    12700 SH       SOLE                    12700
Clear Channel Communications   COM              184502102      243     6350 SH       SOLE                     6350
Coach, Inc.                    COM              189754104      264     4828 SH       SOLE                     4828
Coca-Cola Company              COM              191216100     1833    42662 SH       SOLE                    42662
Cohen & Steers Total Return Re COM              19247R103     2428   148950 SH       SOLE                   148950
Colgate Palmolive Co.          COM              194162103      957    17117 SH       SOLE                    17117
Commerce Bancorp Inc.          COM              200519106      994    20750 SH       SOLE                    20750
ConocoPhillips                 COM              20825C104     2398    43798 SH       SOLE                    43798
Cornerstone Total Return Fund, COM              21924U102      157    10752 SH       SOLE                    10752
Costco Wholesale Corporation   COM              22160K105     3950   126810 SH       SOLE                   126810
Devon Energy Corporation       COM              25179M103      819    17000 SH       SOLE                    17000
Dover Corporation              COM              260003108     6411   181269 SH       SOLE                   181269
Eli Lilly & Company            COM              532457108      599    10085 SH       SOLE                    10085
Emerson Electric Co.           COM              291011104     1252    23782 SH       SOLE                    23782
Equifax, Inc.                  COM              294429105     1496    67157 SH       SOLE                    67157
Ethan Allen Interiors, Inc.    COM              297602104     2953    82025 SH       SOLE                    82025
Exxon Mobil Corporation        COM              30231G102     2057    56204 SH       SOLE                    56204
First Data Corp.               COM              319963104     1650    41284 SH       SOLE                    41284
Fleet Boston Financial Corp.   COM              339030108      419    13887 SH       SOLE                    13887
Gannett Co., Inc.              COM              364730101     3278    42262 SH       SOLE                    42262
General Electric Co.           COM              369604103     5266   176668 SH       SOLE                   176668
Genuine Parts Company          COM              372460105      337    10525 SH       SOLE                    10525
Genzyme Corp.                  COM              372917104     1320    28500 SH       SOLE                    28500
Gillette Company               COM              375766102     2727    85268 SH       SOLE                    85268
GlaxoSmithKline plc            COM              37733W105      338     7979 SH       SOLE                     7979
Healthcare Select Sector SPDR  COM              81369Y209     1391    50025 SH       SOLE                    50025
Home Depot, Inc.               COM              437076102      681    21393 SH       SOLE                    21393
IBM Corporation                COM              459200101     1555    17601 SH       SOLE                    17601
Illinois Tool Works Inc.       COM              452308109      260     3928 SH       SOLE                     3928
Intel Corporation              COM              458140100      490    17800 SH       SOLE                    17800
Intuitive Surgical, Inc.       COM              46120E107      418    25048 SH       SOLE                    25048
J.P. Morgan Chase & Co.        COM              46625H100      211     6136 SH       SOLE                     6136
Johnson & Johnson              COM              478160104     5075   102489 SH       SOLE                   102489
Jones Apparel Group, Inc.      COM              480074103     1048    35000 SH       SOLE                    35000
Kinder Morgan Energy Partners, COM              494550106     3183    74360 SH       SOLE                    74360
Leucadia National Corp.        COM              527288104      651    17200 SH       SOLE                    17200
M & T Bank Corp.               COM              55261F104     1506    17250 SH       SOLE                    17250
Manpower Inc.                  COM              56418H100     1035    27900 SH       SOLE                    27900
McCormick & Co., Inc. Non-Voti COM              579780206      274    10000 SH       SOLE                    10000
McGraw Hill Companies          COM              580645109      373     6000 SH       SOLE                     6000
Medtronic Inc.                 COM              585055106     1590    33879 SH       SOLE                    33879
Merck & Co.                    COM              589331107     2014    39790 SH       SOLE                    39790
Microsoft Corporation          COM              594918104     2507    90179 SH       SOLE                    90179
Mohawk Industries Inc.         COM              608190104     1389    19475 SH       SOLE                    19475
Morgan Stanley Dean Witter & C COM              617446448      696    13792 SH       SOLE                    13792
Newmont Mining Corp.           COM              651639106     1511    38650 SH       SOLE                    38650
Pepsico, Inc.                  COM              713448108      808    17640 SH       SOLE                    17640
Pfizer, Inc.                   COM              717081103     2191    72134 SH       SOLE                    72134
Pitney Bowes, Inc.             COM              724479100      716    18692 SH       SOLE                    18692
Procter & Gamble Company       COM              742718109     1885    20313 SH       SOLE                    20313
Progressive Corporation        COM              743315103     1331    19261 SH       SOLE                    19261
Prologis SBI                   COM              743410102      743    24556 SH       SOLE                    24556
Regis Corp.                    COM              758932107     1982    61750 SH       SOLE                    61750
Royal Dutch Petroleum          COM              780257804      460    10400 SH       SOLE                    10400
S&P Depository Receipts        COM              78462F103     4211    42130 SH       SOLE                    42130
SBC Communications, Inc.       COM              78387G103      261    11749 SH       SOLE                    11749
Sara Lee Corp.                 COM              803111103      331    18004 SH       SOLE                    18004
Schering-Plough Corp.          COM              806605101      730    47933 SH       SOLE                    47933
Schlumberger Ltd.              COM              806857108     3220    66531 SH       SOLE                    66531
Sealed Air Corp.               COM              81211K100      255     5400 SH       SOLE                     5400
Service Corp. International    COM              817565104      526   115200 SH       SOLE                   115200
ServiceMaster Company          COM              81760N109     4019   391755 SH       SOLE                   391755
SunGard Data Systems, Inc.     COM              867363103     1187    45100 SH       SOLE                    45100
Sysco Corp.                    COM              871829107      368    11248 SH       SOLE                    11248
TJX Companies, Inc.            COM              872540109      808    41600 SH       SOLE                    41600
Target Corp.                   COM              87612E106      233     6200 SH       SOLE                     6200
Technology Select Sector SPDR  COM              81369Y803     2567   140400 SH       SOLE                   140400
Tenet Healthcare Corp.         COM              88033G100      170    11750 SH       SOLE                    11750
Tootsie Roll Industries, Inc.  COM              890516107     1065    34365 SH       SOLE                    34365
Tribune Co.                    COM              896047107      428     9320 SH       SOLE                     9320
Tyco Int'l. Ltd.               COM              902124106     1647    80622 SH       SOLE                    80622
Univision Communications, Inc. COM              914906102      426    13345 SH       SOLE                    13345
Verizon Communications         COM              92343V104      288     8864 SH       SOLE                     8864
Vodafone Group PLC             COM              92857W100     1078    53244 SH       SOLE                    53244
Vodafone Group PLC Ord USD0.10 COM              G9387S105      917   460136 SH       SOLE                   460136
Wal-Mart Stores, Inc.          COM              931142103     1785    31960 SH       SOLE                    31960
Washington Mutual Inc.         COM              939322103     1444    36690 SH       SOLE                    36690
Wells Fargo & Company          COM              949746101     5159   100174 SH       SOLE                   100174
Wyeth                          COM              983024100     1121    24324 SH       SOLE                    24324
Zimmer Holdings, Inc.          COM              98956P102      700    12696 SH       SOLE                    12696